            As filed with the U.S. Securities and Exchange Commission
                               on October 11, 2005
                           Registration No. 333-125890

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Pre-Effective Amendment No. ___                     [ ]

                         Post-Effective Amendment No. 1                      [X]

                        (Check appropriate box or boxes)

                                   ----------

                           COLUMBIA FUNDS SERIES TRUST
               (Exact Name of Registrant as specified in Charter)

                              One Financial Center
                                Boston, MA 02110
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (866) 348-1468

                                 Scott Henderson
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Marco E. Adelfio, Esq.
                             Steven G. Cravath, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006

It is proposed that this filing will become automatically effective pursuant to Rule 485(b).

================================================================================

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement of Columbia Funds Series Trust (the "Trust") on Form N-14 hereby incorporates Part A and Part B from the Trust's filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(b) filed on August 2, 2005, and portions of Part C by reference to the Registration Statement on Form N-14, filed June 17, 2005 (File No. 333-125890). This Post-Effective Amendment No. 1 is being filed to add the final tax opinions as Exhibits to Part C of the Registration Statement.

                                     PART C

                                OTHER INFORMATION

ITEM 16. EXHIBITS.

     All exhibits are incorporated by reference to Item 16 of the Trust's Registration Statement on Form N-14, filed June 17, 2005 (File No. 333-125890), except for the exhibit noted below:

EXHIBIT NUMBER   DESCRIPTION
--------------   -----------
     (12)        Tax Opinions of Morrison & Foerster, LLP, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The Trust agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                           COLUMBIA FUNDS SERIES TRUST
                               N-14 EXHIBIT INDEX

Exhibit Number   Description
--------------   -----------
      12         Tax Opinions of Morrison & Foerster LLP, filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 10th day of October, 2005.

                                        COLUMBIA FUNDS SERIES TRUST


                                        By:                   *
                                            ------------------------------------
                                            Christopher Wilson
                                            President and Chief Executive
                                            Officer


                                        By: /s/ R. Scott Henderson
                                            ------------------------------------
                                            R. Scott Henderson
                                            *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on N-14 has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                  TITLE                      DATE
          ----------                  -----                      ----


            *                       Chairman                October 10, 2005
-------------------------   of the Board of Trustees
(William P. Carmichael)


            *                Chief Financial Officer        October 10, 2005
-------------------------     (Principal Financial
(J. Kevin Connaughton)              Officer)


            *                        Trustee                October 10, 2005
-------------------------
(Edward J. Boudreau, Jr.)


            *                        Trustee                October 10, 2005
-------------------------
(William A. Hawkins)


            *                        Trustee                October 10, 2005
-------------------------
(R. Glenn Hilliard)


            *                        Trustee                October 10, 2005
-------------------------
(Minor Mickel Shaw)


By: /s/ R. Scott Henderson
    ----------------------
        R. Scott Henderson
        * Attorney-in-Fact